ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	December 31,	December 31,
	2023	2024
	RMB	RMB
Tax payable	931,191	1,152,313
Accrued payroll and welfare	153,554	206,225
Accrued advertisement expenses	134,601	168,378
Payable to investors (i)	145,655	9,828
Funds collected on behalf of third-party guarantee companies	11,387	6,264
Accrued customer incentives	3,263	1,354
Others	83,718	77,688
Total accrued expenses and other liabilities	1,463,369	1,622,050
(i)	Payable to investor represents interest and principal collected by the Group on behalf of lenders.